CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 73,664	€ 19,350
Negative fair value	(7,405)	(61,894)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	72,429	17,138
Negative fair value	(6,270)	(58,911)
Currency swaps | Other foreign currency derivatives
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,235	2,212
Negative fair value	(335)	(2,983)
Currency swaps | Other
Disclosure of detailed information about financial instruments [line items]
Positive fair value	0	0
Negative fair value	(800)	0
Currency swaps | Cash flow hedges | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Positive fair value	70,942	11,591
Negative fair value	(5,936)	(58,911)
Interest rate caps | Cash flow hedges | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,487	5,547
Negative fair value	0	0
Commodities | Cash flow hedges | Commodities
Disclosure of detailed information about financial instruments [line items]
Positive fair value	0	0
Negative fair value	€ (334)	€ 0